Subsequent events (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	Feb. 11, 2022	Feb. 11, 2021
Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues		$ 40.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	16,000,000
Shares Issued, Price Per Share	$ 2.50
Payments to Acquire Intangible Assets	$ 29.8
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	16,000,000
Stock Issued During Period, Value, New Issues	$ 40.0